Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity [Abstract]
Schedule Of Common Stock Activity

	Issued	Less Treasury	Outstanding
Common Stock – December 31, 2014	203,127,291	(22,206,716)	180,920,575
Common stock issuance - acquisition(1)	–	30,946,249	30,946,249
Restricted stock issued	1,273,708	–	1,273,708
Repurchase of common stock	–	(11,631,838)	(11,631,838)
Shares held to cover taxes on vesting restricted shares and other	–	(533,956)	(533,956)
Employee stock purchase plan participation	46,770	–	46,770
Common Stock – December 31, 2015	204,447,769	(3,426,261)	201,021,508

(1)Excludes approximately 1.0 million of unvested RSUs.

Components Of Accumulated Other Comprehensive Income (Loss)

Components of Accumulated Other Comprehensive Income (Loss) (dollars in millions)

	December 31, 2015			December 31, 2014
	Gross Unrealized	Income Taxes	Net Unrealized	Gross Unrealized	Income Taxes	Net Unrealized
Foreign currency translation adjustments	$(29.8)	$(35.9)	$(65.7)	$(75.4)	$–	$(75.4)
Changes in benefit plan net gain (loss) and prior service (cost)/credit	(76.3)	7.0	(69.3)	(58.7)	0.2	(58.5)
Unrealized net gains (losses) on available for sale securities	(11.4)	4.3	(7.1)	–	–	–
Total accumulated other comprehensive loss	$(117.5)	$(24.6)	$(142.1)	$(134.1)	$0.2	$(133.9)

Changes In Accumulated Other Comprehensive Loss By Component

Changes in Accumulated Other Comprehensive Loss by Component (dollars in millions)

	Foreign currency translation adjustments	Changes in benefit plan net gain (loss) and prior service (cost) credit	Changes in fair values of derivatives qualifying as cash flow hedges	Unrealized net gains (losses) on available for sale securities	Total AOCI
Balance as of December 31, 2014	$(75.4)	$(58.5)	$–	$–	$(133.9)
AOCI activity before reclassifications	(70.8)	(12.8)	–	(7.1)	(90.7)
Amounts reclassified from AOCI	80.5	2.0	–	–	82.5
Net current period AOCI	9.7	(10.8)	–	(7.1)	(8.2)
Balance as of December 31, 2015	$(65.7)	$(69.3)	$–	$(7.1)	$(142.1)

Balance as of December 31, 2013	$(49.4)	$(24.1)	$(0.2)	$0.1	$(73.6)
AOCI activity before reclassifications	(41.8)	(42.5)	0.2	(0.6)	(84.7)
Amounts reclassified from AOCI	15.8	8.1	–	0.5	24.4
Net current period AOCI	(26.0)	(34.4)	0.2	(0.1)	(60.3)
Balance as of December 31, 2014	$(75.4)	$(58.5)	$–	$–	$(133.9)

Reclassifications Out Of Accumulated Other Comprehensive Income

Reclassifications Out of Accumulated Other Comprehensive Income (dollars in millions)

	Years Ended December 31,						Affected
	2015			2014			Income
	Gross Amount	Tax	Net Amount	Gross Amount	Tax	Net Amount	Statement line item
Foreign currency translation adjustments gains (losses)	$73.4	$7.1	$80.5	$15.8	$–	$15.8	Other Income
Changes in benefit plan net gain/(loss) and prior service (cost)/credit gains (losses)	2.3	(0.3)	2.0	8.1	–	8.1	Operating Expenses
Unrealized net gains (losses) on available for sale securities	–	–	–	0.8	(0.3)	0.5	Other Income
Total Reclassifications out of AOCI	$75.7	$6.8	$82.5	$24.7	$(0.3)	$24.4